Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jan. 01, 2025 CNY (¥)	Jan. 01, 2024 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
VIEs, consolidated assets, percentage	62.00%	62.00%	43.00%
VIEs, consolidated liabilities, percentage	71.00%	71.00%	44.00%
Net cash (used in) generated from operating activities	¥ 37,326,000	$ 5,337	¥ (139,218,000)	¥ (212,075,000)
Net cash generated from (used in) investing activities	(41,604,000)	(5,948)	35,594,000	(161,141,000)
Net cash generated from financing activities	¥ 25,460,000	$ 3,641	21,333,000	(51,357,000)
Foreign Currency Exchange Rate, Translation	6.9931				6.9931
Restricted bank deposits	¥ 49,000		49,000		$ 7
Deferred revenue and customer advances	165,939,000		40,397,000		$ 23,729	¥ 40,397,000	¥ 44,949,000
Advertising costs	0		131,000	1,035,000
Foreign Exchange
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	¥ 218,503,000		90,218,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Maturity of term deposits	3 months				3 months
Maximum
Summary Of Significant Accounting Policies [Line Items]
Maturity of term deposits	1 year				1 year
Remaining lease terms	5 years				5 years
VIEs
Summary Of Significant Accounting Policies [Line Items]
Restricted bank deposits	¥ 49,000		49,000
Deferred revenue and customer advances	165,798,000		40,198,000
VIEs | Minimum
Summary Of Significant Accounting Policies [Line Items]
VIE consolidated transaction amount	100,000
VIEs Excluding Inter-company Transactions
Summary Of Significant Accounting Policies [Line Items]
Net cash (used in) generated from operating activities	172,598,000		(13,779,000)	(45,201,000)
Net cash generated from (used in) investing activities	(5,758,000)		(9,007,000)	8,325,000
Net cash generated from financing activities	¥ 28,900,000		¥ 22,388,000	¥ 0
Subsidiary
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Rate	3.00%	3.00%
Exclusive Call Option Agreement | VIEs
Summary Of Significant Accounting Policies [Line Items]
Purchase price of WFOE to purchase equity interests of VIEs	¥ 1.000
Initial term	10 years	10 years
Period for which exclusive call option agreement shall remain effective upon the written notice issued by WFOE	10 days	10 days
Exclusive Management Services and Business Cooperation Agreement | VIEs
Summary Of Significant Accounting Policies [Line Items]
Exclusive management services and business cooperation agreement term	10 years	10 years
Period for which exclusive call option agreement shall remain effective upon the written notice issued by WFOE	10	10
Sales of Membership-based Premium Educational Content | Minimum
Summary Of Significant Accounting Policies [Line Items]
Subscription period	15 days	15 days
Sales of Membership-based Premium Educational Content | Maximum
Summary Of Significant Accounting Policies [Line Items]
Subscription period	1 year	1 year
Service | General-VAT-payer Entities
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Rate	6.00%	6.00%
Sales of Goods | General-VAT-payer Entities
Summary Of Significant Accounting Policies [Line Items]
Value Added Tax Rate	13.00%	13.00%